Summary of Finance Leases (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Schedule of Finance Lease Obligations [Line Items]
Minimum lease payments	$ 8,379	¥ 688,642	¥ 804,871
Estimated unguaranteed residual values	3,246	266,788	318,317
Capital Leases, Net Investment in Direct Financing Leases, Gross, Total	11,625	955,430	1,123,188
Deferred origination costs	45	3,722	5,406
Less - Unearned income	(1,106)	(90,887)	(104,419)
Less - Allowance for credit losses	(373)	(30,637)	(36,024)
Finance leases, net	$ 10,191	¥ 837,628	¥ 988,151